Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2025-08-22	6 Months Ended
Jun. 30, 2026
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Aug. 22, 2025
Erroneous Compensation Analysis

Recovery (Clawback) Policy

On August 22, 2025, the Board of Directors of the Company adopted the Starfighters Space, Inc. Policy for the Recovery of Erroneously Awarded Incentive-Based Compensation (the "Recovery Policy"), with an effective date of August 22, 2025, which complies with Section 10D of the Exchange Act, Rule 10D-1 of the Exchange Act ("Rule 10D-1"), and the listing rules adopted by NYSE American (collectively, the "Final Clawback Rules"). The Board has designated the Compensation Committee of the Board as the administrator of the Recovery Policy.

The Recovery Policy provides for the mandatory recovery of erroneously awarded incentive-based compensation from current and former executive officers as defined in Rule 10D-1 ("Covered Officers") of the Company in the event that the Company is required to prepare an accounting restatement, in accordance with the Final Clawback Rules. The recovery of such compensation applies regardless of whether a Covered Officer engaged in misconduct or otherwise caused or contributed to the requirement of an accounting restatement. Under the Recovery Policy, the Company may recoup from the Covered Officers erroneously awarded incentive-based compensation received within a lookback period of the three completed fiscal years preceding the date on which the Company is required to prepare an accounting restatement.

A copy of our Recovery Policy is attached as Exhibit 97.1 to this prospectus.

Restatement does not require Recovery	On August 22, 2025, the Board of Directors of the Company adopted the Starfighters Space, Inc. Policy for the Recovery of Erroneously Awarded Incentive-Based Compensation (the "Recovery Policy"), with an effective date of August 22, 2025, which complies with Section 10D of the Exchange Act, Rule 10D-1 of the Exchange Act ("Rule 10D-1"), and the listing rules adopted by NYSE American (collectively, the "Final Clawback Rules"). The Board has designated the Compensation Committee of the Board as the administrator of the Recovery Policy.